Property, Plant and Equipment - Changes to Exploratory Well Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs charged to expense	¥ (9,455)	¥ (9,689)	¥ (9,608)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	21,421
At end of the year	22,843	21,421
Construction in progress [member] | Exploratory well costs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	21,421	20,177	20,878
Additions to capitalized exploratory well costs pending the determination of proved reserves	25,165	21,847	21,698
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(14,288)	(10,914)	(12,791)
Capitalized exploratory well costs charged to expense	(9,455)	(9,689)	(9,608)
At end of the year	¥ 22,843	¥ 21,421	¥ 20,177